UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

FORM N-Q

DECEMBER 31, 2013

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited)	December 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.0%
Delphi Automotive PLC	26,190	$1,574,805
Goodyear Tire & Rubber Co.	22,270	531,139
Johnson Controls Inc.	69,260	3,553,038
Lear Corp.	8,340	675,290
TRW Automotive Holdings Corp.	11,870	883,009	*

Total Auto Components		7,217,281

Automobiles - 0.8%
General Motors Co.	140,100	5,725,887	*

Hotels, Restaurants & Leisure - 0.2%
Hyatt Hotels Corp., Class A Shares	3,240	160,250	*
International Game Technology	26,490	481,058
Royal Caribbean Cruises Ltd.	17,070	809,460
Wyndham Worldwide Corp.	5,200	383,188

Total Hotels, Restaurants & Leisure		1,833,956

Household Durables - 0.2%
Newell Rubbermaid Inc.	29,240	947,668
Tupperware Brands Corp.	5,300	501,009

Total Household Durables		1,448,677

Leisure Equipment & Products - 0.3%
Hasbro Inc.	13,150	723,382
Mattel Inc.	28,650	1,363,167

Total Leisure Equipment & Products		2,086,549

Media - 3.3%
DIRECTV	55,630	3,843,477	*
Gannett Co. Inc.	23,050	681,819
Omnicom Group Inc.	22,560	1,677,787
Time Warner Inc.	145,690	10,157,507
Viacom Inc., Class B Shares	94,180	8,225,681

Total Media		24,586,271

Multiline Retail - 0.9%
Dillard’s Inc., Class A Shares	1,870	181,783
Kohl’s Corp.	21,980	1,247,365
Macy’s Inc.	80,450	4,296,030
Nordstrom Inc.	17,760	1,097,568

Total Multiline Retail		6,822,746

Specialty Retail - 1.3%
Advance Auto Parts Inc.	7,360	814,605
AutoNation Inc.	9,120	453,173	*
AutoZone Inc.	3,430	1,639,334	*
Bed Bath & Beyond Inc.	22,070	1,772,221	*
Foot Locker Inc.	6,870	284,693
GameStop Corp., Class A Shares	10,500	517,230
Gap Inc.	47,390	1,852,001
Penske Automotive Group Inc.	9,220	434,815
PetSmart Inc.	4,710	342,652
Signet Jewelers Ltd.	8,140	640,618
Staples Inc.	67,010	1,064,789

Total Specialty Retail		9,816,131

Textiles, Apparel & Luxury Goods - 0.1%
Coach Inc.	12,850	721,271

TOTAL CONSUMER DISCRETIONARY		60,258,769

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 8.5%
Beverages - 0.2%
Coca-Cola Enterprises Inc.	27,080	$1,195,041
Dr. Pepper Snapple Group Inc.	9,220	449,198

Total Beverages		1,644,239

Food & Staples Retailing - 4.8%
CVS Caremark Corp.	124,400	8,903,308
Kroger Co.	52,680	2,082,440
Sysco Corp.	50,520	1,823,772
Wal-Mart Stores Inc.	290,200	22,835,838

Total Food & Staples Retailing		35,645,358

Food Products - 1.3%
Archer-Daniels-Midland Co.	66,710	2,895,214
Bunge Ltd.	12,460	1,023,091
General Mills Inc.	64,260	3,207,216
J.M. Smucker Co.	11,580	1,199,920
Tyson Foods Inc., Class A Shares	28,650	958,629

Total Food Products		9,284,070

Household Products - 0.6%
Energizer Holdings Inc.	5,590	605,061
Kimberly-Clark Corp.	38,750	4,047,825

Total Household Products		4,652,886

Tobacco - 1.6%
Altria Group Inc.	173,840	6,673,717
Lorillard Inc.	37,870	1,919,252
Reynolds American Inc.	55,140	2,756,449

Total Tobacco		11,349,418

TOTAL CONSUMER STAPLES		62,575,971

ENERGY - 12.2%
Energy Equipment & Services - 1.0%
Atwood Oceanics Inc.	5,590	298,450	*
Halliburton Co.	38,950	1,976,712
Helmerich & Payne Inc.	9,710	816,417
National-Oilwell Varco Inc.	43,360	3,448,421
Oil States International Inc.	2,550	259,386	*
Patterson-UTI Energy Inc.	10,500	265,860
Rowan Cos. PLC, Class A Shares	12,660	447,658	*

Total Energy Equipment & Services		7,512,904

Oil, Gas & Consumable Fuels - 11.2%
Chesapeake Energy Corp.	30,510	828,041
Chevron Corp.	200,530	25,048,202
ConocoPhillips	157,260	11,110,419
Devon Energy Corp.	41,010	2,537,289
Energen Corp.	790	55,893
Exxon Mobil Corp.	204,750	20,720,700
Hess Corp.	34,830	2,890,890
Marathon Oil Corp.	64,260	2,268,378
Murphy Oil Corp.	17,360	1,126,317
Occidental Petroleum Corp.	81,620	7,762,062
Phillips 66	61,910	4,775,118
Tesoro Corp.	12,360	723,060
Valero Energy Corp.	49,450	2,492,280

Total Oil, Gas & Consumable Fuels		82,338,649

TOTAL ENERGY		89,851,553

EXCHANGE-TRADED FUNDS - 2.0%
iShares Trust - iShares Russell 1000 Value Index Fund	157,400	14,820,784

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
FINANCIALS - 27.4%
Capital Markets - 4.9%
Ameriprise Financial Inc.	20,010	$2,302,150
Bank of New York Mellon Corp.	116,550	4,072,257
BlackRock Inc.	17,070	5,402,143
Franklin Resources Inc.	64,460	3,721,276
Goldman Sachs Group Inc.	45,520	8,068,875
Invesco Ltd.	44,930	1,635,452
Morgan Stanley	198,370	6,220,883
Northern Trust Corp.	21,190	1,311,449
State Street Corp.	45,230	3,319,430

Total Capital Markets		36,053,915

Commercial Banks - 6.6%
BB&T Corp.	62,100	2,317,572
CIT Group Inc.	20,310	1,058,760
Comerica Inc.	18,740	890,900
Commerce Bancshares Inc.	9,710	436,076
Cullen/Frost Bankers Inc.	5,300	394,479
East-West Bancorp Inc.	13,930	487,132
Fifth Third Bancorp	86,240	1,813,627
Huntington Bancshares Inc.	84,080	811,372
KeyCorp	92,220	1,237,593
PNC Financial Services Group Inc.	53,760	4,170,701
Regions Financial Corp.	141,270	1,397,160
SunTrust Banks Inc.	54,350	2,000,624
U.S. Bancorp	167,860	6,781,544
Wells Fargo & Co.	541,550	24,586,370
Zions Bancorporation	18,640	558,454

Total Commercial Banks		48,942,364

Consumer Finance - 2.4%
American Express Co.	109,190	9,906,809
Capital One Financial Corp.	51,600	3,953,076
Discover Financial Services	49,050	2,744,348
SLM Corp.	39,630	1,041,476

Total Consumer Finance		17,645,709

Diversified Financial Services - 5.9%
Bank of America Corp.	1,087,990	16,940,004
JPMorgan Chase & Co.	417,050	24,389,084
Nasdaq OMX Group Inc.	16,970	675,406
Principal Financial Group Inc.	29,920	1,475,355

Total Diversified Financial Services		43,479,849

Insurance - 7.4%
ACE Ltd.	34,440	3,565,573
AFLAC Inc.	47,190	3,152,292
Alleghany Corp.	1,670	667,933	*
Allstate Corp.	46,890	2,557,381
American Financial Group Inc.	22,070	1,273,880
American International Group Inc.	149,510	7,632,485
Arch Capital Group Ltd.	13,440	802,234	*
Assurant Inc.	7,550	501,093
Assured Guaranty Ltd.	8,340	196,741
Axis Capital Holdings Ltd.	11,580	550,861
Chubb Corp.	63,470	6,133,106
Cincinnati Financial Corp.	13,930	729,514
Everest Re Group Ltd.	5,000	779,350
Genworth Financial Inc., Class A Shares	22,660	351,910	*
HCC Insurance Holdings Inc.	13,640	629,350
Lincoln National Corp.	26,880	1,387,546
Loews Corp.	90,850	4,382,604
Old Republic International Corp.	26,390	455,755
PartnerRe Ltd.	5,490	578,811

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Insurance - 7.4% (continued)
Progressive Corp.	27,570	$751,834
Prudential Financial Inc.	46,890	4,324,196
Reinsurance Group of America Inc.	8,340	645,599
RenaissanceRe Holdings Ltd.	11,670	1,135,958
Torchmark Corp.	23,740	1,855,281
Travelers Cos. Inc.	78,090	7,070,268
Unum Group	26,780	939,442
W.R. Berkley Corp.	17,560	761,928
XL Group PLC	29,040	924,634

Total Insurance		54,737,559

Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group Inc.	32,080	340,690
New York Community Bancorp Inc.	44,740	753,869
People’s United Financial Inc.	32,570	492,458

Total Thrifts & Mortgage Finance		1,587,017

TOTAL FINANCIALS		202,446,413

HEALTH CARE - 12.1%
Biotechnology - 1.3%
Amgen Inc.	76,330	8,713,833
United Therapeutics Corp.	5,100	576,708	*

Total Biotechnology		9,290,541

Health Care Equipment & Supplies - 2.9%
Becton, Dickinson & Co.	19,620	2,167,814
Boston Scientific Corp.	118,420	1,423,408	*
CareFusion Corp.	16,870	671,763	*
Covidien PLC	46,600	3,173,460
Medtronic Inc.	100,950	5,793,521
St. Jude Medical Inc.	29,140	1,805,223
Stryker Corp.	38,260	2,874,857
Varian Medical Systems Inc.	9,120	708,533	*
Zimmer Holdings Inc.	32,770	3,053,836

Total Health Care Equipment & Supplies		21,672,415

Health Care Providers & Services - 2.5%
Cardinal Health Inc.	34,440	2,300,937
CIGNA Corp.	28,740	2,514,175
Humana Inc.	15,890	1,640,166
Laboratory Corporation of America Holdings	9,220	842,431	*
UnitedHealth Group Inc.	102,910	7,749,123
Universal Health Services Inc., Class B Shares	6,970	566,382
WellPoint Inc.	30,310	2,800,341

Total Health Care Providers & Services		18,413,555

Pharmaceuticals - 5.4%
Forest Laboratories Inc.	45,820	2,750,574	*
Merck & Co. Inc.	296,380	14,833,819
Mylan Inc.	38,650	1,677,410	*
Pfizer Inc.	670,460	20,536,190

Total Pharmaceuticals		39,797,993

TOTAL HEALTH CARE		89,174,504

INDUSTRIALS - 12.3%
Aerospace & Defense - 3.0%
General Dynamics Corp.	38,460	3,674,853
Honeywell International Inc.	60,330	5,512,352
L-3 Communications Holdings Inc.	9,120	974,563
Lockheed Martin Corp.	32,570	4,841,857
Northrop Grumman Corp.	30,310	3,473,829
Raytheon Co.	32,670	2,963,169

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Aerospace & Defense - 3.0%(continued)
Rockwell Collins Inc.	13,640	$1,008,269

Total Aerospace & Defense		22,448,892

Air Freight & Logistics - 0.6%
FedEx Corp.	27,960	4,019,809

Airlines - 0.5%
Alaska Air Group Inc.	7,060	517,992
Delta Air Lines Inc.	64,260	1,765,222
Southwest Airlines Co.	71,520	1,347,437

Total Airlines		3,630,651

Commercial Services & Supplies - 0.1%
Republic Services Inc.	31,300	1,039,160

Construction & Engineering - 0.4%
Fluor Corp.	16,480	1,323,179
KBR Inc.	13,440	428,602
Quanta Services Inc.	17,460	551,038	*
URS Corp.	7,560	400,604

Total Construction & Engineering		2,703,423

Electrical Equipment - 0.6%
Emerson Electric Co.	65,630	4,605,913

Industrial Conglomerates - 4.2%
General Electric Co.	1,117,520	31,324,086

Machinery - 1.4%
AGCO Corp.	9,810	580,654
Cummins Inc.	17,270	2,434,552
Dover Corp.	15,210	1,468,373
Ingersoll-Rand PLC	13,150	810,040
Oshkosh Corp.	8,930	449,893
Parker Hannifin Corp.	15,110	1,943,750
Snap-on Inc.	5,890	645,073
Stanley Black & Decker Inc.	16,190	1,306,371
Trinity Industries Inc.	3,530	192,456
WABCO Holdings Inc.	5,590	522,162	*

Total Machinery		10,353,324

Professional Services - 0.2%
Dun & Bradstreet Corp.	4,020	493,455
Manpower Inc.	6,970	598,444

Total Professional Services		1,091,899

Road & Rail - 1.3%
AMERCO	890	211,677	*
CSX Corp.	103,110	2,966,475
Norfolk Southern Corp.	31,590	2,932,500
Union Pacific Corp.	21,090	3,543,120

Total Road & Rail		9,653,772

TOTAL INDUSTRIALS		90,870,929

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.4%
Cisco Systems Inc.	484,940	10,886,903
Harris Corp.	10,790	753,250
Juniper Networks Inc.	23,150	522,495	*
QUALCOMM Inc.	77,600	5,761,800

Total Communications Equipment		17,924,448

Computers & Peripherals - 4.4%
Apple Inc.	41,990	23,561,009
Hewlett-Packard Co.	194,640	5,446,027
SanDisk Corp.	21,190	1,494,743
Western Digital Corp.	23,940	2,008,566

Total Computers & Peripherals		32,510,345

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics Inc.	10,200	$553,350	*
Avnet Inc.	21,980	969,538
Corning Inc.	147,940	2,636,291

Total Electronic Equipment, Instruments & Components		4,159,179

IT Services - 0.3%
Computer Sciences Corp.	15,010	838,759
Global Payments Inc.	6,870	446,481
Western Union Co.	55,920	964,620

Total IT Services		2,249,860

Office Electronics - 0.2%
Xerox Corp.	124,790	1,518,694

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	228,290	5,926,409
Marvell Technology Group Ltd.	49,940	718,137
NVIDIA Corp.	58,570	938,291
Skyworks Solutions Inc.	8,630	246,473	*

Total Semiconductors & Semiconductor Equipment		7,829,310

Software - 2.4%
Activision Blizzard Inc.	93,000	1,658,190
CA Inc.	46,210	1,554,966
Microsoft Corp.	383,300	14,346,919

Total Software		17,560,075

TOTAL INFORMATION TECHNOLOGY		83,751,911

MATERIALS - 2.5%
Chemicals - 2.0%
Albemarle Corp.	7,950	503,951
Ashland Inc.	7,850	761,764
Celanese Corp., Series A Shares	16,190	895,469
CF Industries Holdings Inc.	2,650	617,556
E.I. du Pont de Nemours & Co.	76,820	4,990,995
Eastman Chemical Co.	7,060	569,742
Huntsman Corp.	24,330	598,518
LyondellBasell Industries NV, Class A Shares	56,800	4,559,904
NewMarket Corp.	1,180	394,297
Westlake Chemical Corp.	6,770	826,414

Total Chemicals		14,718,610

Containers & Packaging - 0.3%
Ball Corp.	6,670	344,572
Bemis Co. Inc.	10,500	430,080
Crown Holdings Inc.	14,520	647,157	*
Owens-Illinois Inc.	16,680	596,810	*
Sonoco Products Co.	9,610	400,929

Total Containers & Packaging		2,419,548

Metals & Mining - 0.2%
Alcoa Inc.	49,150	522,464
Nucor Corp.	12,260	654,439
Steel Dynamics Inc.	18,840	368,134

Total Metals & Mining		1,545,037

TOTAL MATERIALS		18,683,195

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T Inc.	245,460	8,630,374

See Notes to Schedule of Investments.

LEGG MASON BW DIVERSIFIED LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2013

SECURITY		SHARES	VALUE
UTILITIES - 1.1%
Electric Utilities - 0.2%
Northeast Utilities		27,860	$1,180,986

Gas Utilities - 0.1%
Atmos Energy Corp.		9,320	423,314

Independent Power Producers & Energy Traders - 0.1%
AES Corp.		75,150	1,090,427

Multi-Utilities - 0.6%
Alliant Energy Corp.		11,280	582,048
Ameren Corp.		24,530	887,005
MDU Resources Group Inc.		16,190	494,604
Public Service Enterprise Group Inc.		39,440	1,263,658
Sempra Energy		17,270	1,550,155

Total Multi-Utilities			4,777,470

Water Utilities - 0.1%
American Water Works Co. Inc.		14,720	622,067

TOTAL UTILITIES			8,094,264

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $540,696,461)			729,158,667

	RATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund (Cost - $8,413,324)	0.052%	$8,413,324	8,413,324

TOTAL INVESTMENTS - 99.8% (Cost - $549,109,785#)			737,571,991
Other Assets in Excess of Liabilities - 0.2%			1,332,846

TOTAL NET ASSETS - 100.0%			$738,904,837

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Diversified Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$729,158,667	—	—	$729,158,667

Short-term investments†	8,413,324	—	—	8,413,324

Total investments	$737,571,991	—	—	$737,571,991

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.

Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$188,712,227
Gross unrealized depreciation	(250,021)

Net unrealized appreciation	$188,462,206

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2014